SEGMENT AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2014
SEGMENT AND GEOGRAPHIC INFORMATION [Abstract]
SEGMENT AND GEOGRAPHIC INFORMATION
9.
SEGMENT AND GEOGRAPHIC INFORMATION

The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The Company evaluates performance based on operating income of the respective business units before restructuring charges, interest expense and income taxes. Total revenue and operating income by business segment and geographic region include both sales to customers, as reported in the Company’s Consolidated Statements of Earnings, and intersegment sales, which are accounted for at prices that approximate market prices and are eliminated in consolidation. Corporate & Other revenue consists primarily of flavor, fragrances and color products sold by the Asia Pacific Group and Flavors Central & South America Group.

Assets by business segment and geographic region are those assets used in the Company’s operations in each segment and geographic region. Segment assets reflect the allocation of goodwill to each segment. Corporate & Other assets consist primarily of property and investments.

Segment Information The Company determines its operating segments based on information utilized by the chief operating decision maker to allocate resources and assess performance. The Company’s reportable segments consist of Flavors & Fragrances and Color and are both managed on a products and services basis. The Company’s Flavors & Fragrances segment produces flavor and fragrance products that impart a desired taste, texture, aroma or other characteristic to a broad range of consumer and other products. The Color segment produces natural and synthetic color systems for pharmaceuticals, foods and beverages; colors and formulations for cosmetics; and technical colors for industrial applications. Two additional segments, Asia Pacific and Flavors Central & South America are managed on a geographic basis and included in Corporate & Other.

Beginning in 2014, the results of operations for the Company’s fragrances businesses in Asia Pacific, previously reported in the Corporate & Other segment, are reported in the Flavors & Fragrances segment, and the results of operations for the Company’s pharmaceutical flavors business, previously reported in the Flavors & Fragrances segment, are reported in the Color segment with the pharmaceutical colors business. The Color segment results have been restated to remove the impact of a discontinued operation. The prior year results have been restated as a result of these changes.

Restructuring and other costs related to continuing operations for the years ended December 31, 2014 and 2013, are further described in Note 11, Restructuring Charges, and are included in the Operating income (loss) results in the Corporate & Other segment below. Consistent with presentation in the Consolidated Balance Sheets and Statements of Cash Flows, the below amounts for Assets, Capital expenditures, and Depreciation and amortization include discontinued operations for all periods presented and are included in the Corporate & Other segment.

(in thousands)	Flavors & Fragrances	Color	Corporate & Other	Consolidated

2014
Revenue from external customers	$813,808	$487,503	$146,510	$1,447,821
Intersegment revenue	33,214	20,574	229	54,017
Total revenue	847,022	508,077	146,739	1,501,838
Operating income (loss)	119,093	114,884	(103,312)	130,665
Interest expense	—	—	16,067	16,067
Earnings (loss) before income taxes from continuing operations	119,093	114,884	(119,379)	114,598
Assets	814,215	732,364	218,627	1,765,206
Capital expenditures	41,131	31,883	6,384	79,398
Depreciation and amortization	26,180	18,785	6,491	51,456

2013
Revenue from external customers	$843,233	$473,811	$145,082	$1,462,126
Intersegment revenue	33,269	21,246	97	54,612
Total revenue	876,502	495,057	145,179	1,516,738
Operating income (loss)	120,278	107,873	(54,371)	173,780
Interest expense	—	—	16,147	16,147
Earnings (loss) before income taxes from continuing operations	120,278	107,873	(70,518)	157,633
Assets	896,335	761,485	212,914	1,870,734
Capital expenditures	59,040	38,639	6,567	104,246
Depreciation and amortization	27,435	17,541	7,040	52,016

2012
Revenue from external customers	$835,619	$478,341	$139,595	$1,453,555
Intersegment revenue	34,428	22,326	34	56,788
Total revenue	870,047	500,667	139,629	1,510,343
Operating income (loss)	120,825	101,062	(29,008)	192,879
Interest expense	—	—	16,901	16,901
Earnings (loss) before income taxes from continuing operations	120,825	101,062	(45,909)	175,978
Assets	859,303	715,683	201,657	1,776,643
Capital expenditures	49,781	45,858	8,167	103,806
Depreciation and amortization	26,996	14,393	6,963	48,352

Geographic Information The Company has manufacturing facilities or sales offices in North America, Europe, Asia, Australia, South America and Africa. The Company’s annual revenue from continuing operations summarized by geographic location is as follows:

(in thousands)	2014	2013	2012
Revenue from external customers:
North America	$750,345	$782,088	$783,840
Europe	389,588	382,077	370,490
Asia Pacific	193,163	188,917	197,658
Other	114,725	109,044	101,567
Consolidated	$1,447,821	$1,462,126	$1,453,555
Long-lived assets:
North America	$537,668	$531,005	$504,483
Europe	423,972	506,352	472,865
Asia Pacific	29,948	32,148	35,891
Other	14,229	11,404	12,050
Consolidated	$1,005,817	$1,080,909	$1,025,289

Sales in the United States, based on the final country of destination of the Company’s products, were $573.6 million, $590.0 million and $596.4 million in 2014, 2013 and 2012, respectively. No other country of destination exceeded 10% of consolidated sales. Total long-lived assets in the United States amounted to $450.8 million, $389.7 million and $360.1 million at December 31, 2014, 2013 and 2012, respectively.

Product InformationThe Company’s revenue from continuing operations summarized by product portfolio is as follows:

(in thousands)	2014	2013	2012
Traditional Flavors & Fragrances	$724,693	$736,107	$715,227
Natural Ingredients	227,538	244,155	252,941
Food & Beverage Colors	334,565	307,179	310,639
Non-Food Colors	215,042	229,297	231,536
Interdivision Revenue	(54,017)	(54,612)	(56,788)
Consolidated	$1,447,821	$1,462,126	$1,453,555